Bonus Programs - Summary of Shares Granted Under the Company's Executive Incentive Plans (Detail) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement	0	0	0
FEMSA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement	2,826,765,000,000
FEMSA | 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement	211,290,000,000
FEMSA | 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement	312,006,000,000
FEMSA | 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement	666,281,000,000
FEMSA | 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement	780,524,000,000
FEMSA | 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement	856,664,000,000
KOF
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement	4,157,569,000,000
KOF | 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement	256,281,000,000
KOF | 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement	457,338,000,000
KOF | 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement	956,926,000,000
KOF | 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement	1,197,820,000,000
KOF | 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement	1,289,204,000,000